INCOME TAXES - Deferred taxes (Details) - USD ($)	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
Deferred tax assets
Net operating loss carryforwards	$ 1,295,598		$ 196,636
Total gross deferred tax assets	1,298,490		212,753
Valuation allowance	$ (1,298,490)		$ (212,753)
Oregon Energy LLC
Deferred tax assets
Net operating loss carryforwards		$ 2,249,303		$ 2,132,745
Property, plant and equipment		1,508		498
Exploration expenditures		782,351		856,808
Start-up costs				688
Total gross deferred tax assets		3,033,162		2,990,739
Valuation allowance		$ (3,033,162)		$ (2,990,739)